FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/2012

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  CMFG Variable Life Insurance Account

    B.  File Numbers:  811-03915

    C.  Telephone Number: (319) 352-1000, ext. 6654320

2.  A.  Street: 2000 Heritage Way

    B.  City: Waverly    C.  State: IA   D.  Zip Code: 50677   Zip Ext.: 9202

    E.  Foreign Country:                     Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N) N

4.  Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?(Y/N)   Y
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N) Y

    B.  How many separate series or portfolios did Registrant have at the end
        of the period?                                                         3

For period ending   12/31/2012        If filing more than one
File number 811-03915                 Page 2, "X" box:         [ ]

    C. List the name and each series of portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED THE FORM IS FILED.

                                                         Is this filing the last
Series Number              Series Name                   filing for this series?
-------------    ----------------------------------      -----------------------
     1           MEMBERS Variable Universal Life I                 N

     2           MEMBERS Variable Universal Life II                N

     3           UltraVers ALL LIFE                                N

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

UNIT INVESTMENT TRUSTS

111. A.  [X]  Depositor Name:

     B.  [X]  File Number (If any):

     C.  [ ]  City:      State:      Zip Code:     Zip Ext:

         [ ]  Foreign Country:       Foreign Postal Code:

112. A.  [X]  Sponsor Name:   CMFG Life Insurance Company (f/k/a CUNA Mutual
                              Insurance Society)

     B.  [X]  File Number (If any):   N/A

     C.  [ ]  City:      State:      Zip Code:     Zip Ext:

         [ ]  Foreign Country:       Foreign Postal Code:

113. A.  [ ]  Trustee Name:

     B.  [ ]  City:      State:      Zip Code:     Zip Ext:

         [ ]  Foreign Country:       Foreign Postal Code:

114. A.  [X]  Principal Underwriter Name:

     B.  [X]  File Number:

     C.  [X]  City:      State:      Zip Code:     Zip Ext:

         [ ]  Foreign Country:       Foreign Postal Code:

115. A.  [X]  Independent Public Accountant Name:

     B.  [X]  City:      State:      Zip Code:     Zip Ext:

         [ ]  Foreign Country:       Foreign Postal Code:

116. Family of investment companies information:

     A.  [X]  Is Registrant part of a family of investment companies? (Y/N)

     B.  [ ]  Identify the family in 10 letters:
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117. A.  [X]  Is Registrant a separate account of an insurance company? (Y/N)

              If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

     B.  [X]  Variable annuity contracts? (Y/N)

     C.  [X]  Scheduled premium variable life contracts? (Y/N)

     D.  [X]  Flexible premium variable life contracts? (Y/N)

     E. [X] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [X] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [X] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121. [X] State the number of series for which a current prospectus was in
         existence at the end of the period                                    3

122. [X] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
         period.                                                               3

123. [X] State the total value of the additional units considered in answering
         item 122 ($000's omitted)                                       $13,084

124. [X] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)

125. [X] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)               $95

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
         omitted)                                                             $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                       Number of  Total Assets    Total Income
                                         Series     ($000's       Distributions
                                       Investing    omitted)    ($000's omitted)
                                       ---------    --------    ----------------

A.   U.S. Treasury direct issue                     $                  $

B.   U.S. Government agency                         $                  $

C.   State and municipal tax-free                   $                  $

D.   Public utility debt                            $                  $

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent                 $                  $

F.   All other corporate intermed. &
     long-term debt                        0        $                  $

G.   All other corporate short-term
     debt                                  0        $                  $

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                        $                  $

I.   Investment company equity
     securities                                     $                  $

J.   All other equity securities           3        $192,359           $3,761

K.   Other securities                               $                  $

L.   Total assets of all series of
     registrant                            3        $ 192,359          $ 3,761

128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
         than the issuer? (Y/N)                                                N

         [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)

         [If answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131. [X] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                       $ 1,757

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____    811-_____    811-_____    811-_____    811-_____

     This report is signed on behalf of the Registrant (or depositor or trustee)

     City of:    Madison     State of:   Wisconsin   Date:  February 22, 2013
                 -------                 ---------          -----------------

                               CMFG VARIABLE LIFE INSURANCE ACCOUNT (Registrant)
                               By:  CMFG Life Insurance Company (Depositor)
Witness:

/s/Ross D. Hansen                          By: /s/Jeff Post
-----------------                              ------------
Ross D. Hansen, Associate General Counsel  Jeff Post
Witness (Name and Title)                   President and Chief Executive Officer